Segmented information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Gold revenue	$ 1,788,928	$ 1,155,637
Intersegment gold revenue		0
Production costs	407,865	374,178
Depreciation & depletion	302,914	252,279
Reversal of impairment of long-lived assets	(174,309)	(100,477)
Write-down mineral property interests	11,353	7,277
Current income tax, withholding and other taxes	309,913	114,449
Net income	672,413	315,841
Capital expenditures	353,868	315,891
Total assets	3,362,379	2,683,071
Operating segments | Fekola
Disclosure of operating segments [line items]
Gold revenue	1,113,288	617,452
Intersegment gold revenue		0
Production costs	200,228	167,667
Depreciation & depletion	164,591	116,782
Reversal of impairment of long-lived assets	0	0
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	226,059	93,483
Net income	411,251	167,389
Capital expenditures	198,755	147,334
Total assets	1,404,135	1,217,269
Operating segments | Masbate
Disclosure of operating segments [line items]
Gold revenue	368,473	293,875
Intersegment gold revenue		0
Production costs	131,780	124,534
Depreciation & depletion	65,775	50,701
Reversal of impairment of long-lived assets	(174,309)	(100,477)
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	33,385	19,619
Net income	234,145	142,913
Capital expenditures	42,307	29,865
Total assets	864,043	624,008
Operating segments | Otjikoto
Disclosure of operating segments [line items]
Gold revenue	307,167	247,251
Intersegment gold revenue		0
Production costs	75,857	81,977
Depreciation & depletion	71,125	83,823
Reversal of impairment of long-lived assets	0	0
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	50,229	1,344
Net income	68,075	36,918
Capital expenditures	69,998	58,540
Total assets	450,843	451,492
Operating segments | Limon
Disclosure of operating segments [line items]
Gold revenue		47,122
Intersegment gold revenue		16,532
Production costs		36,860
Depreciation & depletion		10,730
Reversal of impairment of long-lived assets		0
Write-down mineral property interests		0
Current income tax, withholding and other taxes		2,146
Net income		2,288
Capital expenditures		33,521
Total assets		0
Operating segments | Libertad
Disclosure of operating segments [line items]
Gold revenue		81,947
Intersegment gold revenue		16,409
Production costs		74,543
Depreciation & depletion		6,955
Reversal of impairment of long-lived assets		0
Write-down mineral property interests		0
Current income tax, withholding and other taxes		5,849
Net income		4,694
Capital expenditures		20,390
Total assets		0
Operating segments | Other Mineral Properties
Disclosure of operating segments [line items]
Gold revenue	0	0
Intersegment gold revenue		0
Production costs	0	0
Depreciation & depletion	0	0
Reversal of impairment of long-lived assets	0	0
Write-down mineral property interests	11,353	7,277
Current income tax, withholding and other taxes	240	0
Net income	16,477	(7,395)
Capital expenditures	41,513	25,922
Total assets	354,577	302,639
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
Gold revenue	0	30,000
Intersegment gold revenue		(32,941)
Production costs	0	0
Depreciation & depletion	1,423	973
Reversal of impairment of long-lived assets	0	0
Write-down mineral property interests	0	0
Current income tax, withholding and other taxes	0	3
Net income	(57,535)	(30,966)
Capital expenditures	1,295	319
Total assets	$ 288,781	87,663
Discontinued operations | Operating segments
Disclosure of operating segments [line items]
Gold revenue		(162,010)
Intersegment gold revenue		0
Production costs		(111,403)
Depreciation & depletion		(17,685)
Reversal of impairment of long-lived assets		0
Write-down mineral property interests		0
Current income tax, withholding and other taxes		(7,995)
Net income		0
Capital expenditures		0
Total assets		$ 0